Prepayments deposits and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments Deposits And Other Receivables [Abstract]
Schedule of Prepayments, deposits and other receivables
	As of December 31,
	2017	2018
	RMB’million	RMB’million
Included in non-current assets
Prepaid contents royalties	191	901
Receivables from an associate, Jiyun	13	-
	204	901
Included in current assets
Prepaid contents royalties	831	1,450
Value-added tax recoverable	82	85
Prepaid vendors deposits and other receivables	30	75
Prepaid promotion and other expenses	61	130
Receivable from Tencent (Note 29(b))	59	28
Others	39	55
	1,102	1,823